Fair value and fair value hierarchy of financial instruments - Schedule of detailed information about in fair value measurement Level 3 (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unlisted debt securities and unlisted equity shares at fair value through profit or loss:
Balance	$ 3,488,757,909
Total unrealized gain recognized in profit or loss	8,235,180	$ 256,460,295	$ 684,679,252
Balance	2,773,677,916	3,488,757,909
Derivative financial asset (Note 14):
Balance	0
Balance	1,165,220,000	0
Financial liabilities at fair value through profit or loss—Held for trading [Member]
Derivative financial liability (Note 23):
Beginning balance	0
Issued	20,813,810
Ending balance	20,813,810	0
Level 3 [member]
Unlisted debt securities and unlisted equity shares at fair value through profit or loss:
Balance	281,241,909	15,629,400
Total unrealized gain recognized in profit or loss	41,456,007	54,156,295	18,600
Purchase		211,456,214	15,610,800
Balance	1,487,917,916	281,241,909	$ 15,629,400
Warrants at fair value through profit or loss:
Balance	0
Issued	15,699,600
Exercised	(15,699,600)
Balance	0	0
Derivative financial asset (Note 14):
Balance	0
Recognition of day 1 profit or loss	472,591,235
Other fair value gains recognised in profit or loss	692,628,765
Balance	$ 1,165,220,000	$ 0